Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1.	NATURE OF OPERATIONS
Nature of Operations
Amprius Technologies, Inc. (f/k/a Kensington Capital Acquisition Corp. IV, a Cayman Islands exempted company incorporated with limited liability) (the “Company” or “Amprius”) was initially incorporated as a Cayman Islands exempted company on March 19, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
On September 14, 2022 (the “Closing Date”), the Company completed a business combination pursuant to the Business Combination Agreement, dated May 11, 2022 (the “Business Combination Agreement”), by and among the Company, Kensington Capital Merger Sub Corp., a wholly owned subsidiary of the Company (“Merger Sub”), and Amprius Technologies Operating, Inc. (f/k/a Amprius Technologies, Inc., a Delaware corporation) (“Legacy Amprius”). Pursuant to the terms of the Business Combination Agreement, the Company changed its jurisdiction of incorporation by domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which the Company changed its name to “Amprius Technologies, Inc.,” and a business combination between the Company and Legacy Amprius was effected through the merger of Merger Sub with and into Legacy Amprius, with Legacy Amprius surviving as a wholly owned subsidiary of Amprius (together with the Domestication and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).
The Business Combination was treated as a reverse recapitalization. Legacy Amprius was determined as the accounting acquirer and Kensington as the accounting acquiree for financial reporting purposes based on evaluation of the following facts and circumstances:

•	the stockholders of Legacy Amprius owned a majority of the shares of the Company following the Business Combination;

•	the board of directors of the Company following the Business Combination was comprised of all of the board members of Legacy Amprius;

•	the senior management of the Company following the Business Combination was the senior management of Legacy Amprius; and

•	Legacy Amprius is larger than Kensington in terms of existing operations and number of employees.
Unless the context otherwise provides, the “Company” and “Amprius” refer (i) prior to the Closing Date, to Legacy Amprius and (ii) after the Closing Date, to Amprius Technologies, Inc. and its subsidiaries, including Legacy Amprius. Kensington Capital Acquisition Corp. IV prior to the Business Combination is referred to herein as “Kensington.”
Amprius
has developed and, since 2018, been in commercial production of an ultra-high energy density lithium-ion
battery for mobility applications leveraging a disruptive silicon nanowire anode. The Company was incorporated in the state of Delaware on March 16, 2015. The Company is a majority owned subsidiary of Amprius, Inc. (the “Parent”) which was incorporated in the state of Delaware on May 19, 2008. As of December 31, 2021 and 2020, the Parent’s ownership of capital stock represented 99.6% and 99.7%, respectively, of the Company. The Company was established as a separate entity to continue the development operations of the silicon anode begun by the Parent and for the Parent to transition to a holding company. After the Company’s incorporation, the Parent and the Company entered into an intercompany agreement to license the intellectual property rights to continue to develop the silicon nanowire technology. Prior to January 2020, the Company operated as a division of the Parent with an intercompany services agreement. Operating resources such as cash, equipment, facilities, personnel and management were provided by the Parent. Assets such as employees, cash, equipment, intellectual property and facilities were assigned or contributed starting in 2020 and, effective from May 2022, all the operating assets are owned by the Company, including the lease that is entirely for the benefit of the Company and was assigned officially to the Company subsequently. See Note 14 – Subsequent event, transfer of lease. The Company’s sole location and headquarters is in Fremont, California, and is co-located
with the Parent’s corporate office. The Parent was the owner in other subsidiaries until February 2022, at which point the Parent had completed the distribution of the equity interests it held in each such subsidiary to the Parent’s stockholders and optionees.
The Company believes its core technology, the silicon nanowire anode for lithium-ion
batteries, is a breakthrough development in terms of enabling the use of silicon as an anode in lithium-ion
batteries. The Company produces high specific energy density batteries for a variety of applications that require a superior power to weight ratio, which is a critical attribute for batteries used in aerospace and military applications. The Company has manufacturing capability utilizing pilot scale equipment to produce limited quantities of batteries for sale to the aerospace industry and military. In order to scale production to meet the demand of its addressable market, the Company is dependent on the establishment of a high-volume manufacturing facility and the further development of automated anode production equipment.
In connection with the subsequent closing of the Business Combination on September 14, 2022, whereby Legacy Amprius was determined as the accounting acquirer for accounting and reporting purposes, the accompanying financial statements reflect Legacy Amprius’ equity structure, which has been retroactively restated in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock issued to Legacy Amprius stockholders. As such, the shares, corresponding capital amounts, and net loss per share related to Legacy Amprius common stock have been retroactively restated to reflect the effect of the exchange ratio of approximately

1.45590
(the “Exchange Ratio”) established in the Business Combination.
Liquidity and Capital Resources
The Company has an accumulated deficit of $75,401, as of December 31, 2021, which represents the carved-out
portion of costs incurred by the Company from the inception of the Parent. Since inception, the Company has incurred recurring operating losses and cash flow deficits from operations. Management expects to continue to incur additional losses and increased operating expenses in future periods due to negative margins on development contracts, research and development and increase in personnel costs. The Company believes that building and operating a high-volume manufacturing plant will facilitate the Company achieving profitability.
On May 12, 2022, the Company entered into the Business Combination Agreement with Kensington and Merger Sub (see Note 14). Kensington expects to use the available cash following the closing of the Business Combination to fund the design and build-out
of a high-volume manufacturing facility. In the event that the Merger is not consummated, the Company believes its current cash resources and estimated proceeds from revenues are sufficient to meet its cash requirements for at least twelve months after the issuance of these financial statements. Additionally, the Parent is committed to contributing

$
2,800
of cash in the event that the Company’s liquidity is constrained. Besides the retroactive restatement of Legacy Amprius’ equity structure disclosed in Note 1, the financial statements do not include any other adjustments that might result from the outcome of this Business Combination.
Technology Risk
To date, the Company has only produced batteries on a pilot-scale production line for sale in limited quantities. The Company must develop high-volume anode production equipment, methods and processes to achieve profitability. The production equipment to manufacture the proprietary silicon anode in high volume has yet to be developed; however, the Company is actively collaborating with a supplier of high-volume production equipment using existing technology with similar manufacturing processes. The Company’s current prototype anode production process utilizes technologies that are available from existing equipment providers, but this technology must be adapted to the Company’s production requirements to develop this equipment. The equipment required to produce the remainder of the battery components and perform assembly and testing uses existing production equipment and is readily available from multiple suppliers.
Employee Retention Risk
The Company’s success and competitiveness depend on the continued service of key research, engineering, manufacturing, executive and administrative personnel. If the Company is unable to retain, attract and motivate management and key personnel, it may adversely affect business objectives and overall profitability.
Other Risk and Uncertainties
During the
two-year period
ended December 31, 2021, and subsequently afterward, the Company continued to experience the results of the worldwide
COVID-19 pandemic.
The
COVID-19 outbreak
in the United States of America (“U.S.”) has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), which included significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent
COVID-19
variants, and the ultimate impact of the CARES Act and other government initiatives. The
COVID-19
pandemic and its resulting economic and other effects could result in significant adverse effects on our customers’ cash flow and their ability to manufacture, distribute, and sell products. This in turn may cause customers to be less able to pay invoices for customization design service or the purchase of finished batteries, or may result in a reduction in the revenue from customization design services or sales of finished batteries that the Company earns which are often dependent on the demand from the customer for the scope of the customized service or number of units to be purchased. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. To date, this matter has not negatively impacted the Company. However, the financial impact and duration cannot be reasonably estimated at this time.
Additionally, U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. The Company is continuing to monitor the situation in Ukraine and globally and assessing its potential impact on its business. The recent military conflict in Ukraine has led to sanctions and other penalties being levied by the U.S., the European Union and other countries against Russia. Additional potential sanctions and penalties have also been proposed and/or threatened. Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets, potentially making it more difficult for the Company to obtain additional funds. Although the Company’s business has not been materially impacted by the ongoing military conflict between Russian and Ukraine to date, it is impossible to predict the extent to which its operations, or those of its customers’ suppliers and manufacturers, will be impacted in the short and long term, or the ways in which the conflict may impact its business. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Organization
NOTE 1
—
ORGANIZATION
Business Combination
Amprius Technologies, Inc. (f/k/a Kensington Capital Acquisition Corp. IV, a Cayman Islands exempted company incorporated with limited liability) (the “Company” or “Amprius”) was initially incorporated as a Cayman Islands exempted company on March 19, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
On September 14, 2022 (the “Closing Date”), the Company completed a business combination pursuant to the Business Combination Agreement, dated May 11, 2022 (the “Business Combination Agreement”), by and among the Company, Kensington Capital Merger Sub Corp., a wholly owned subsidiary of the Company (“Merger Sub”), and Amprius Technologies Operating, Inc. (f/k/a Amprius Technologies, Inc., a Delaware corporation) (“Legacy Amprius”). Pursuant to the terms of the Business Combination Agreement, the Company changed its jurisdiction of incorporation by domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which the Company changed its name to “Amprius Technologies, Inc.,” and a business combination between the Company and Legacy Amprius was effected through the merger of Merger Sub with and into Legacy Amprius, with Legacy Amprius surviving as a wholly owned subsidiary of Amprius (together with the Domestication and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).
The Business Combination was treated as a reverse recapitalization. Legacy Amprius was determined as the accounting acquirer and Kensington as the accounting acquiree for financial reporting purposes based on evaluation of the following facts and circumstances:

•	t he stockholders of Legacy Amprius owned a majority of the shares of the Company following the Business Combination;

•	t he board of directors of the Company following the Business Combination was comprised of all of the board members of Legacy Amprius;

•	t he senior management of the Company following the Business Combination was the senior management of Legacy Amprius; and

•	l egacy Amprius is larger than Kensington in terms of existing operations and number of employees.
Unless the context otherwise provides, the “Company” and “Amprius” refer (i) prior to the Closing Date, to Legacy Amprius and (ii) after the Closing Date, to Amprius Technologies, Inc. and its subsidiaries, including Legacy Amprius. Kensington Capital Acquisition Corp. IV prior to the Business Combination is referred to herein as “Kensington.” Please see Notes 2 and Note 3 below for further details.
Nature of Operations
Amprius has developed, and since 2018, been in commercial production of lithium-ion
batteries for mobility applications leveraging a disruptive silicon nanowire anode. The Company’s silicon nanowire anode technology is intended to enable batteries with higher energy density, higher power density, and fast charging capabilities over a wide range of operating temperatures. Amprius’ sole location and headquarters is in Fremont, California.
The Company previously had an intercompany agreement with Amprius, Inc. (“Amprius Holdings”) to license intellectual property rights to continue to develop silicon nanowire technology. Under this agreement,

Amprius Holdings provided resources and rights to use its assets to the Company, such as rights to the use of intellectual property, cash, equipment, manufacturing and office facilities, personnel, and management oversight. Amprius Holdings assigned or contributed those assets to the Company beginning in 2020 and effective May 2022, the operating assets are owned by the Company and the Company treated them as contributions from Amprius Holdings. The intercompany agreement with Amprius Holdings was terminated effective May 2022.
Liquidity and Capital Resources
The Company has an accumulated deficit of $86,831 as of September 30, 2022, which represents the carved-out
portion of costs incurred by the Company from the inception of Amprius Holdings. Since inception, the Company has incurred recurring operating losses and cash flow deficits from operations. For the three and nine months ended September 30, 2022, the Company incurred a net loss of $4,244 and $11,276, respectively. The Company expects to incur additional losses and increased expenditures in future periods, including those associated with the design and build out of a manufacturing facility, continued research and development efforts and increased employee headcount.
As of September 30, 2022, we had $73,803 of cash and cash equivalents, which includes the $70,938 net proceeds from the consummation of the Business Combination. On September 27, 2022, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with B. Riley Principal Capital II, LLC (“BRPC II”), pursuant to which the Company has the option to sell up to $200,000 of its common stock over a
24-month
period from the date of initial satisfaction of the conditions to BRPC II’s purchase obligation set forth in the Purchase Agreement, subject to certain contractual terms (the “Committed Equity Financing”). However, there can be no assurance that the Company will be able to raise $200,000 over the
24-month
period as the Committed Equity Financing contains certain limitations and conditions. In addition, effective October 19, 2022, the U.S. Department of Energy’s (“DOE”) Office of Manufacturing and Energy Supply Chains (“MESC”) awarded us a $50,000 grant. This cost sharing grant is dependent on the successful negotiation of a final contract, and among the terms to be finalized are the portion of relevant costs that may be covered by the grant. There can be no assurance that negotiation of the final contract will be successful.
The Company believes its current cash and cash equivalents will be sufficient to fund its operations for at least the next 12 months from the date these financial statements are issued. If sufficient capital is not raised, the Company may need to reduce its spending on building the manufacturing facility, as well as research and development and other operations, and this may negatively affect its ability to achieve corporate growth goals.
Other Risk and Uncertainties
The global spread of the
COVID-19 pandemic
has caused business disruption affecting production and sales across a range of industries. In response, the U.S. Government enacted the CARES Act, which included significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent
COVID-19 variants,
and the ultimate impact of the CARES Act and other government initiatives. The
COVID-19 pandemic
and its resulting economic and other effects could result in significant adverse effects on the Company’s customers’ cash flow and their ability to manufacture, distribute, and sell products. This in turn may cause customers to be less able to pay invoices for customization design service or the purchase of finished batteries or may result in a reduction in the revenue from customization design service or sales of finished battery that the Company earns which are often dependent on the demand from the customer for the scope of the customized service or number of units to be purchased. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. To date, this matter has not had a significant adverse impact on the Company. However, the financial impact and duration cannot be reasonably determined.
Additionally, the U.S. and global markets are experiencing volatility and disruption following the geopolitical tensions and military conflict between Russia and Ukraine. The ongoing military conflict is highly unpredictable and has impacted commodity prices, volatility in credit and capital markets, and supply chain interruptions. The Company continues to monitor the situation and assess its potential impact on its business. This geopolitical conflict has led to sanctions and other penalties being levied by the United States, the European Union and other countries against Russia. Such sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets, potentially making it more difficult for the Company to obtain additional funds. Although the Company has not been adversely impacted by this ongoing military conflict to date, it is impossible to predict the extent to which its operations, or those of its customers’ suppliers and manufacturers, will be impacted in the short and long term, or the ways in which the conflict may impact its business.